Contract Balances, Performance Obligations and Contract Costs	12 Months Ended
Jan. 31, 2023
Contract Balances, Performance Obligations and Contract Costs
Contract Balances, Performance Obligations and Contract Costs.

Note 19 – Contract Balances, Performance Obligations and Contract Costs

Deferred Revenue

The following table presents the changes in the deferred revenue balance as follows:

Deferred
Revenue
Balance at January 31, 2021	51,291
Recognition of previously deferred revenue	(38,065)
Deferral of revenue	45,234
Increases from business combinations, net	729
Effect of movements in foreign exchange	(489)
Balance at January 31, 2022	58,700
Recognition of previously deferred revenue	(48,253)
Deferral of revenue	57,605
Increases from business combinations, net	2,188
Effect of movements in foreign exchange	(841)
Balance at January 31, 2023	69,399
Current	67,784
Long-term	1,615

Performance Obligations

As of January 31, 2023, approximately $343.8 million of revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. We expect to recognize revenue on approximately 80% of these remaining performance obligations over the next 24 months with the balance recognized thereafter.

Contract Assets

The following table presents the changes in the contract assets balance as follows:

Contract
Assets
Balance at January 31, 2021	1,353
Transfers to trade receivables from contract assets	(730)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	815
Effect of movements in foreign exchange	5
Balance at January 31, 2022	1,443
Transfers to trade receivables from contract assets	(824)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	2,618
Effect of movements in foreign exchange	(15)
Balance at January 31, 2023	3,222

Contract Costs

Capitalized contract costs net of accumulated amortization is $18.4 million at January 31, 2023 ($16.6 million at January 31, 2022). Capitalized contract costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The total contract cost amortization included in sales and marketing expenses was approximately $5.8 million, $4.7 million and $3.3 million for the years ended January 31, 2023, 2022 and 2021, respectively.